INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INTANGIBLE ASSETS, NET
Amortization expense	¥ 10,190	$ 1,396	¥ 7,625	¥ 6,702
Estimated amortization expense, Year 1	4,380				$ 600
Estimated amortization expense, Year 2	2,559				351
Estimated amortization expense, Year 3	2,161				296
Estimated amortization expense, Year 4	2,161				296
Estimated amortization expense, Year 5	¥ 2,110				$ 289